EQUIPMENT FINANCING OBLIGATIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Net proceeds from equipment financing	$ 7,894	$ 0
Finance leases [Member]
Statement [Line Items]
Finance costs related to equipment financing	$ 300	800
Finance leases [Member] | Bottom of range [Member]
Statement [Line Items]
Lease terms (months)	36
Borrowings, interest rate	5.60%
Finance leases [Member] | Top of range [Member]
Statement [Line Items]
Lease terms (months)	60
Borrowings, interest rate	7.50%
Equipment Financing [Member]
Statement [Line Items]
Borrowings, interest rate	5.80%
Finance costs related to equipment financing	$ 200	0
Net proceeds from equipment financing	$ 7,894
Description of terms of credit facility	During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus 4.60%. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA less 50% of sustaining capital expenditures of not more than 3.00 to 1.00.
Property, plant and equipment, pledged as security	$ 6,900	$ 0